UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7740

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

WESTERN ASSET 2008 WORLDWIDE
GOVERNMENT TERM TRUST INC.

FORM N-Q

OCTOBER 31, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited)	October 31, 2007

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 104.6%
FHLMC — 48.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$9,273,019	6.115% due 7/1/36 (a)(b)	$9,423,051
46,819,071	6.176% due 12/1/36 (a)(b)	47,747,956
23,276,609	5.815% due 1/1/37 (a)(b)	23,574,887
24,021,786	5.773% due 5/1/37 (a)(b)	24,340,589
47,396,216	5.906% due 5/1/37 (a)(b)	48,025,105
	Gold:
512,616	7.000% due 10/1/17-11/1/32 (b)	535,562
20,300,000	5.000% due 11/13/37 (c)	19,484,833
1,000,000	6.000% due 11/13/37 (c)	1,006,406
	TOTAL FHLMC	174,138,389
FNMA — 45.3%
	Federal National Mortgage Association (FNMA):
1,672,732	4.788% due 2/1/35 (a)(b)	1,681,567
2,414,458	5.051% due 3/1/35 (a)(b)	2,418,843
17,683,943	5.920% due 12/1/36 (a)(b)	17,978,027
18,984,405	5.966% due 12/1/36 (a)(b)	19,306,380
20,798,136	5.510% due 2/1/37 (a)(b)	20,977,000
28,800,000	5.000% due 11/13/37 (c)	27,643,507
4,750,000	5.500% due 11/13/37 (c)	4,680,978
52,200,000	6.000% due 11/13/37 (c)	52,583,357
16,750,000	6.500% due 11/13/37 (c)	17,145,199
	TOTAL FNMA	164,414,858
GNMA — 11.3%
40,500,000	Government National Mortgage Association (GNMA), 6.000% due 11/20/37 (c)	41,012,568
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $377,646,302)	379,565,815
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
2,795,728	4.500% due 8/15/12 (d)	23,822
769,140	5.000% due 9/15/12 (d)	2,246
3,963,418	5.000% due 3/15/14 (d)	69,395
5,497,906	4.500% due 5/15/15 (d)	379,967
4,687,416	5.500% due 9/15/22 (d)	57,212
8,809,615	5.000% due 5/15/23 (d)	1,401,321
8,519,263	5.000% due 7/15/26 (d)	532,296
	PAC-1 IO:
2,550,678	5.000% due 3/15/22 (d)	406,308
9,291,597	5.500% due 9/15/28 (d)	845,473
10,760,114	5.500% due 2/15/30 (d)	1,357,689
	Federal National Mortgage Association (FNMA):
	IO:
7,262,428	4.500% due 1/25/14 (d)	230,796
8,359,963	5.000% due 5/25/16 (d)	237,766
	STRIP, IO:
15,821,593	6.000% due 3/1/33 (d)	3,824,376
13,571,610	5.000% due 7/1/33 (d)	3,360,779
14,374,624	5.500% due 8/1/34 (d)	3,586,919

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited) (continued)	October 31, 2007

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5% (continued)
$540,083	Government National Mortgage Association (GNMA), PAC IO, 5.500% due 2/16/28 (d)	$5,044
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $13,353,551)	16,321,409
CORPORATE BONDS & NOTES — 2.7%
Capital Markets — 1.3%
4,950,000	Credit Suisse First Boston Brazil (Bahamas) Ltd., 5.850% due 11/24/08 (b)	4,926,240
Consumer Finance — 1.4%
5,000,000	SLM Corp., 5.008% due 4/18/08 (a)(b)(e)	4,962,570
	TOTAL CORPORATE BONDS & NOTES (Cost — $9,937,101)	9,888,810
MUNICIPAL BONDS — 9.9%
Pennsylvania — 1.4%
	Westmoreland County, PA, GO, Refunding, FGIC:
2,665,000	Zero coupon bond to yield 3.845% due 6/1/08 (b)	2,610,847
2,515,000	Zero coupon bond to yield 3.904% due 12/1/08 (b)	2,419,984
Total Pennsylvania		5,030,831
Texas — 8.5%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Prior Lien, MBIA, zero coupon bond to yield 3.901% due 11/15/08 (b)	10,794,112
	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG:
1,845,000	Zero coupon bond to yield 3.823% due 2/15/08 (b)	1,826,273
2,705,000	Zero coupon bond to yield 3.938% due 2/15/09 (b)	2,581,949
5,470,000	Harris County, TX, GO, FGIC, zero coupon bond to yield 3.873% due 8/15/08 (b)	5,319,630
10,535,000	Texas State Public Finance Authority, Capital Appreciation Refunding, MBIA, zero coupon bond to yield 3.810% due 2/1/08 (b)	10,442,292
	Total Texas	30,964,256
	TOTAL MUNICIPAL BONDS (Cost — $36,076,386)	35,995,087
SOVEREIGN BONDS — 14.2%
Colombia — 2.3%
7,135,000	Republic of Colombia, 7.375% due 9/18/37 (b)	8,169,575
Poland — 9.4%
	Republic of Poland:
16,380,000	Par Bonds, 4.000% due 10/27/24 (b)	15,550,599
19,000,000	Series RSTA, 4.750% due 10/27/24 (b)	18,607,270
	Total Poland	34,157,869
Russia — 2.5%
8,197,200	Russian Federation, 7.500% due 3/31/30 (b)(e)	9,252,590
	TOTAL SOVEREIGN BONDS (Cost — $45,660,057)	51,580,034

Warrants
WARRANT — 3.4%
328,650	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/12/20 (b)* (Cost - $0)	12,324,375
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $482,673,397)	505,675,530

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited) (continued)	October 31, 2007

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 4.8%
U.S. Government Agency — 0.6%
$2,200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (f)(g) (Cost - $2,158,055)	$2,164,795
Repurchase Agreement — 4.2%
15,147,000	Morgan Stanley tri-party repurchase agreement dated 10/31/07, 4.800% due 11/1/07; Proceeds at maturity - $15,149,020; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.375% due 11/16/07 to 7/18/11; Market value - $15,570,122) (Cost - $15,147,000) (b)	15,147,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,305,055)	17,311,795
	TOTAL INVESTMENTS — 144.1% (Cost — $499,978,452#)	522,987,325
	Liabilities in Excess of Other Assets — (44.1)%	(159,941,447)
	TOTAL NET ASSETS — 100.0%	$363,045,878

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.
(b)	All or a portion of this security is segregated for open futures contracts, swap contracts and to-be-announced (“TBA”) securities.
(c)	This security is traded on a TBA basis (See Note 1).
(d)	Illiquid security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FGIC - Financial Guaranty Insurance Company - Insured Bonds
GO - General Obligation
IO - Interest Only
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
PAC - Planned Amortization Class
PSFG - Permanent School Fund Guaranty - Insured Bonds
RSTA - Revolving Short-Term Agreement STRIP- Separate Trading of Registered Interest and Principal

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved.

The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008. In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying

Notes to Schedule of Investments (unaudited)

pool of investments in U.S. government agency mortgage pass-through securities.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities

(e) Stripped Securities.  The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(h) Other Risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,033,777
Gross unrealized depreciation	(1,024,904)
Net unrealized appreciation	$23,008,873

Notes to Schedule of Investments (unaudited)

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bond	275	12/07	$31,343,562	$30,963,281	$(380,281)
U.S. Treasury 2 Year Notes	243	12/07	50,061,637	50,327,578	265,941
					(114,340)
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,572	12/07	$170,987,867	$172,944,563	$(1,956,696)
Net Unrealized Loss on Open Futures Contracts					$(2,071,036)

At October 31, 2007, the Fund held TBA securities with a total cost of $162,703,099.

At October 31, 2007, the Fund had the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	10/11/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$24,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(383,473)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	December 27, 2007